RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Related parties are natural persons or other entities that have the ability, directly or indirectly, to control another party or exercise significant influence over the party making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

We borrowed funds for business operations from a certain stockholder and board member through convertible debenture agreements and have remaining balances, including accrued interest amounting to $2,480,350 and $2,448,871 as of June 30, 2022, and September 30, 2021, respectively. We incurred interest expense, including amortization of debt discount for these convertible debentures in the amounts of $666,515 and $267,416 for the nine months ended June 30, 2022, and 2021, respectively. See Note 8 for Convertible Debentures discussion.

We borrowed funds for business operations from a certain stockholder and board member through non-revolving lines of credit agreements and have remaining balances, including accrued interest amounting to $4,105,492 and $0 as of June 30, 2022, and September 30, 2021, respectively. We incurred interest expense, including amortization of debt discount for these non-revolving lines of credit in the amounts of $331,548 and $0 for the nine months ended June 30, 2022, and 2021, respectively. See Note 9 Debt discussion.

On February 23, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “Prior Loan Agreement”), with Excel Family Partners, LLLP (“Excel”), an entity managed by Bruce Cassidy, a member of our board of directors, for aggregate loans of up to $1.5 million, which was amended on April 13, 2022, to increase the aggregate amount to $2.0 million (the “$2m Loan”).

Effective as of April 25, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement with Excel for principal amount of up to $4,022,986, evidenced by a Non-Revolving Line of Credit Promissory Note, also effective as of April 25, 2022. The Loan matures eighteen (18) months from the date of the Loan Agreement and accrues interest, payable semi-annually in arrears, at a fixed rate of interest equal to twelve (12) percent per year. In connection with the Loan, on April 25, 2022, we issued a Warrant for an aggregate of up to 1,149,425 shares of our common stock. The Warrant has an exercise price of $1.75 per share, expires on April 25, 2025, and shall be exercisable at any time prior to the Expiration Date.

On May 9, 2022, we completed a transfer of certain of our outstanding unsecured convertible debentures in the aggregate principal amount of $2,068,399  (the “Old Debentures”) by prepaying the principal and interest owed on such debentures in full under the terms of the debentures and issuing new substantially identical unsecured convertible debentures in the aggregate principal amount of $2,079,993(the “New Debentures”) to a related party (the “Transfer”). The New Debentures, like the Old Debentures, mature on December 1, 2023, require monthly installments of principal and interest at 10% per annum and are convertible at any time prior to the maturity in whole or in part into our common shares at a price of $1.80 per common share. We had previously sought, but did not receive, certain concessions from the holders of the Old Debentures related to ongoing monthly principal and interest payments and the conversion of the Old Debentures into shares of our common stock in connection with any significant public equity capital raise by us. In connection with the issuance of the New Debentures, the holder thereof (the “Transferee”) has agreed to a cessation of principal and interest payments on the New Debentures until December 1, 2022, at which time accrued interest would be paid in a lump sum in cash and monthly principal and interest payments would resume. The Transferee has further agreed to convert the New Debentures into shares of our common stock upon any significant public equity capital raise by us.

NOTE 14 – RELATED PARTY TRANSACTIONS

Related parties are natural persons or other entities that have the ability, directly or indirectly, to control another party or exercise significant influence over the party making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

The Company borrowed funds for business operations from certain stockholders through convertible debenture agreements and has remaining balances, including accrued interest amounting to $5,164,690 and $3,203,880 as of September 30, 2021, and September 30, 2020, respectively. The Company incurred interest expense for these convertible debentures in the amounts of $557,820 and $207,674 for the twelve months ended September 30, 2021, and 2020, respectively. See Note 12 for convertible debentures discussion.

The Company received proceeds of $400,000 from a related party for the September 30, 2021, offering (see Note 15 and Note 16), in exchange for 106,666 shares of Common Stock and 320,000 Warrants.

A consulting firm controlled by a member of Company management provides services for the Company in the amount of $318,035 for the twelve months ending September 30, 2021, and $285,000 for the twelve months ending September 30, 2020.